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                      JPMORGAN INTERNATIONAL EQUITY FUNDS
                       JPMORGAN FLEMING ASIA EQUITY FUND
                               ALL SHARE CLASSES

                        SUPPLEMENT DATED JUNE 25, 2002,
          TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                              DATED JUNE 25, 2002

    The JPMorgan Fleming Asia Equity Fund will close to new investors July 3, 2002, and is currently scheduled to re-open to new investors in September 2002.

                                                                    SUP-FAEI-602